Consolidated Balance Sheets (Parenthetical) - $ / shares	May 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 30, 2020
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	10,000,000	10,000,000	10,000,000
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001		$ 0.001
Common Stock, Shares Authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common Stock, Shares, Outstanding	327,841,919	226,589,735	46,661,417
Common Stock, Shares, Issued	327,841,919	226,589,735	46,661,417
Preferred Class A [Member]
Preferred Stock, Shares Issued	100,000	100,000	0
Preferred Stock, Shares Outstanding	100,000	100,000	0
Preferred Class B [Member]
Preferred Stock, Shares Issued	20,000	20,000	0
Preferred Stock, Shares Outstanding	20,000	20,000	0
Preferred Class C [Member]
Preferred Stock, Shares Issued	283,890	0	0
Preferred Stock, Shares Outstanding	283,890	0	0
Preferred Class D [Member]
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0